SHARE-BASED PAYMENTS - Long-term Share Unit Aware Incentive Plan (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,877	1,864
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	626	623
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,217	1,202
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	34	39